Intangible Assets, Net - Schedule of Estimated Future Amortization Expense Related to Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Estimated Future Amortization Expense Related to Intangible Assets [Abstract]
2026	$ 62,313
2027	62,313
2028	60,562
2029	51,803
2030	51,803
Thereafter	1,908,060
Intangible assets, net	$ 2,196,854	$ 3,339,664